Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254755
Shareholder Report [Line Items]
Fund Name	Income Plus ETF
Trading Symbol	AINP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus ETF for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
AssetsNet	$ 195,807,426
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 351,913
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$195,807,426
# of portfolio holdings	429
Portfolio turnover rate	199%
Total advisory fees paid	$351,913

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	4.7
AA/Aa	35.7
A/A	13.0
BBB/Baa	20.6
BB/Ba	14.6
B/B	7.2
CCC/Caa and below	2.4
Not rated	1.4
Other	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	24.4
Corporate bonds and notes	22.7
Foreign government bonds	17.6
Foreign corporate bonds and notes	10.0
Yankee corporate bonds and notes	7.8
U.S. Treasury securities	6.2
Asset-backed securities	4.7
Non-agency mortgage-backed securities	2.9
Yankee government bonds	2.3
Loans	0.8
Investment companies	0.6

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
GNMA, 5.50%, 4‑21‑2056	8.2
FNMA, 5.00%, 4‑13‑2056	6.8
FNMA, 6.00%, 4‑13‑2056	6.6
FHLMC, 5.50%, 10‑1‑2054	2.4
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	2.3
Brazil, 10.00%, 1‑1‑2031	2.0
French Republic, 2.70%, 2‑25‑2031	2.0
Spain, 2.60%, 5‑31‑2031	2.0
Italy, 2.20%, 2‑28‑2028	2.0
Colombia TES, 5.75%, 11‑3‑2027	2.0

C000254758
Shareholder Report [Line Items]
Fund Name	SMID Core ETF
Class Name	SMID Core ETF
Trading Symbol	ASCE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Core ETF for the period from October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
SMID Core ETF	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[2]
AssetsNet	$ 54,477,885
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 74,240
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$54,477,885
# of portfolio holdings	51
Portfolio turnover rate	23%
Total advisory fees paid	$74,240

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	19.2
Financials	18.2
Information technology	17.9
Health care	14.5
Consumer discretionary	10.9
Energy	5.9
Materials	4.9
Real estate	3.9
Communication services	2.5
Utilities	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Teekay Corp. Ltd.	2.9
EMCOR Group, Inc.	2.9
DigitalOcean Holdings, Inc.	2.9
United Therapeutics Corp.	2.8
Carpenter Technology Corp.	2.8
StoneX Group, Inc.	2.8
Fabrinet	2.7
Blue Bird Corp.	2.6
Century Aluminum Co.	2.6
Powell Industries, Inc.	2.6

[1]	Annualized
[2]	Annualized